New Standards and Interpretations	6 Months Ended
Jun. 30, 2024
Disclosure of expected impact of initial application of new standards or interpretations [abstract]
New standards and interpretations
E.3 New standards and interpretations
New and amended accounting standards adopted
A number of amended standards became applicable for the current reporting period. The Group did not make any significant changes to its accounting policies and did not make retrospective adjustments as a result of adopting these amended standards. These amendments did not materially impact the accounting policies or amounts disclosed in the half-year financial statements of the Group.
New standards and interpretations not yet adopted
Certain new accounting standards, amendments to accounting standards and interpretations have been published that are not mandatory for the 30 June 2024 reporting period and have not been early adopted by the Group. These standards, amendments or interpretations are not expected to have a material impact to the Group in the current or future reporting periods and on foreseeable future transactions with the exception of AASB 18/ IFRS 18
Presentation and Disclosure in Financial Statements
and the amendments to AASB 112/ IAS 12
Income Taxes
where the impact is under assessment.
Pillar Two tax reform
In December 2021, the Organisation for Economic
Co-operation
and Development (OECD) published its Pillar Two model rules. The Pillar Two model rules:

•	aim to ensure that large multinational groups pay a minimum amount of tax on income arising in each jurisdiction in which they operate; and

•	would achieve a minimum effective tax rate in each jurisdiction of 15% from the reporting period commencing1 January 2024.
For the half-year ended 30 June 2024, the Group paid $1,700 million of income tax and PRRT.
The Group’s impact assessment will depend on the extent to which the Pillar Two legislation has been enacted in the various jurisdictions the Group operates in and when it comes into effect. As at reporting date, Australia has not enacted the Pillar Two legislation. The Group will continue to monitor and assess the expected impact of the Pillar Two reform.